Accrued expenses	12 Months Ended
Mar. 31, 2021
Accrued expenses
Accrued expenses

10.Accrued expenses

Accrued expenses consisted of the following:

	As of March 31,
	2021	2020
Accrued payroll	$544,183	$—
Accrued rental fee	227,076	136,278
Financing consultant fee payable	200,000	—
Accrued promotion fee	75,539	80,720
Accrued compensation benefit	5,077	3,095
Other	54	7,432
Total	$1,051,929	$227,525